Common Stock and Stockholders' Deficit - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding - Number of Options
Outstanding, beginning (in shares)	107,824,289	72,820,028
Granted (in shares)	27,779,908	49,009,272
Exercised (in shares)	(15,788,241)	(352,659)
Cancelled/Forfeited (in shares)	(3,192,495)	(13,652,352)
Outstanding, ending (in shares)	116,623,461	107,824,289	72,820,028
Vested and exercisable (in shares)	73,712,795	71,937,052
Options Outstanding - Weighted Average Exercise Price
Outstanding, beginning (in USD per share)	$ 1.25	$ 1.09
Granted (in USD per share)	7.85	1.43
Exercised (in USD per share)	1.04	0.94
Cancelled/Forfeited (in USD per share)	2.51	0.96
Outstanding, ending (in USD per share)	2.81	1.25	$ 1.09
Vested and exercisable (in USD per share)	$ 1.33	$ 1.20
Options Outstanding - Additional Disclosures
Outstanding, Weighted average remaining contractual term	7 years 7 months 20 days	7 years 3 months 18 days	5 years 9 months 18 days
Vested and exercisable, Weighted average remaining contractual term	6 years 10 months 28 days	6 years 3 months 18 days
Outstanding, Aggregate intrinsic value	$ 300,125	$ 341,623	$ 25,328
Exercised, Aggregate intrinsic value	54,446	1,217
Vested and exercisable, Aggregate intrinsic value	$ 233,440	$ 231,621